Lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of minimum lease payments under the remaining operating leases

December 31, 2021
2022	$190,228
2023	127,262
Thereafter	-
Total undiscounted lease payments	317,490
Less imputed interest	(36,397)
Total lease liabilities	$281,093